Senior Secured Convertible Notes, Related Party (Details Narrative) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Fair value of notes payable	$ (566)
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Fair value of notes payable	$ 566